SEGMENT INFORMATION - Schedule of Reconciliation of Non-current Assets by Geographical Location (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025
Reconciliation Of Non Current Assets By Geographical Location [Abstract]
Non-current assets	$ 61,783,006	$ 46,158,692
United States of America
Reconciliation Of Non Current Assets By Geographical Location [Abstract]
Non-current assets	$ 61,223,170	$ 45,719,988